Confirming payables	12 Months Ended
Dec. 31, 2018
Confirming payables
Confirming payables

16    Confirming payables

The Company entered into agreements extending payment terms from 90 to 180 days with a number of suppliers. These suppliers have the option to discount their receivables with banks. At December 31, 2018, accounts payable amounting to USD 70,411 (2017: USD 111,024) were included in such agreements.